Current Financial Assets and Cash and Cash Equivalents - Additional Information (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of current financial assets and cash and cash equivalents [line items]
Other current financial assets	$ 0	$ 0
Furniture and equipment sales lease back [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Restricted cash	1,500,000	1,500,000
Short term restricted cash	400,000	$ 400,000
Manufacturing Facility [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Short term restricted cash	$ 20,000,000